Materials, energy and consumables used (Tables)	12 Months Ended
Jun. 30, 2021
Materials, energy and consumables used
Schedule of materials, energy and consumables used

	2021	2020	2019
for the year ended 30 June	Rm	Rm	Rm
Cost of raw materials	71 016	78 030	79 774
Cost of energy and other consumables used in production process	14 354	12 079	10 815
	85 370	90 109	90 589

Schedule of purchase commitments

	2021	2020	2019
for the year ended 30 June	Rm	Rm	Rm
Contractual obligations
Within one year	27 459	23 121	25 760
One to five years	35 182	32 430	24 030
More than five years	69 351	74 295	9 869
	131 992	129 846	59 659